Other Financial Assets	12 Months Ended
Dec. 31, 2025
Other Financial Assets [Abstract]
Other Financial Assets

15.	Other Financial Assets
Other financial assets consist primarily of restricted cash reserved as collateral against a letter of credit with a bank that is issued for the benefit of a landlord in lieu of a security deposit for office space leased by the Group. The restricted cash was $1,596 and $1,642 as of December 31, 2025 and 2024, respectively.